Shareholders' Equity (Details) - Schedule of restricted stock grants - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Shareholders' Equity (Details) - Schedule of restricted stock grants [Line Items]
Shares, Unvested Beginning	485,833	555,000
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 1.4	$ 2.06
Aggregate Intrinsic Value, Unvested Beginning		$ 471,750
Shares, Forfeited	(150,000)	(120,000)
Weighted Average Grant Date Fair Value Per Share, Forfeited	$ 1.12	$ 2.57
Aggregate Intrinsic Value, Forfeited
Shares, Granted	100,000	700,000
Weighted Average Grant Date Fair Value Per Share, Granted	$ 0.46	$ 1.39
Aggregate Intrinsic Value, Granted
Shares, Vested	(264,167)	(649,167)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 1.47	$ 1.87
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	171,666	485,833
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 1	$ 1.4
Aggregate Intrinsic Value, Unvested Ending